Financial Risk Management (Tables)	12 Months Ended
Mar. 31, 2024
Financial Risk Management [Abstract]
Schedule of Non-Trade Receivables which Reflect their Credit Risk and how the Loan Loss Provision	The Company uses two categories for non-trade receivables which reflect their credit risk and how the loan loss provision is determined for each of the categories. In calculating the expected credit loss rates, the Company considers historical loss rates for each category and adjusts for forward looking data.
Category	Definition	Loss provision
Performing	Low risk of default and strong capacity to pay	12 month expected losses

Non-performing	Significant increase in credit risk	Lifetime expected losses

Schedule of Level in Fair Value Hierarchy	(i) Disclosures of level in fair value hierarchy:
	Fair value measurements using
Description	Level 1	Level 2	Level 3	Total
	US$	US$	US$	US$
As of March 31, 2024
Digital assets	126,468,184	—	—	126,468,184
Listed equity securities	1,727,007	—	—	1,727,007
Listed futures contracts	9,731	—	—	9,731
Unlisted equity securities	—	—	811,404	811,404
Investments in funds	40,646,465	—	—	40,646,465
Digital assets payable	—	—	(71,437,331)	(71,437,331)
Digital assets payable – related party	—	—	(8,926,859)	(8,926,859)
Total	168,851,387	—	(79,552,786)	89,298,601

As of March 31, 2023
Restricted digital assets	5,110,220	—	—	5,110,220
Digital assets	41,113,238	—	—	41,113,238
Investment in trusts	2,722,517	—	—	2,722,517
Digital assets payable	(1,533,167)	—	(9,796,120)	(11,329,287)
Digital assets payable – related party	—	—	(22,854,211)	(22,854,211)
Total	47,412,808	—	(32,650,331)	14,726,477

Schedule of Contractual Undiscounted Cash Outflows of Non-Derivative Financial Liabilities	The following are the contractual undiscounted cash outflows of non-derivative financial liabilities:
	Within 1 year	Over 1 year	Total
	US$	US$	US$
As of March 31, 2024
Non-derivative financial liabilities
Account and other payables	11,508,989	—	11,508,989
Lease liabilities	40,245	—	40,245
	11,549,234	—	11,549,234
As of March 31, 2023
Non-derivative financial liabilities
Accounts and other payables	1,325,914	—	1,325,914
Lease liabilities	93,116	40,113	133,279
	1,419,080	40,113	1,459,193